Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model	The table below summarizes the assumptions that were used to estimate the fair value of the options granted under the Plan using the Black- Scholes option pricing model:
	December 31, 2023	December 31, 2022

Expected term (years)	10	10
Expected volatility	87.05% -86.22%	89.78% -94.32%
Exercise price	$0.13-0.14	$0.17-0.55
Risk-free interest rate	2.886% -3.684%	1.37% -3.356%
Dividend yield	-	-